Schedule of Investments(a)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–31.42%
Aerospace & Defense–0.49%
Boeing Co. (The),
2.75%, 02/01/2026	$119,000	$113,919
2.25%, 06/15/2026	134,000	123,844
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)	548,000	534,884
General Dynamics Corp., 3.25%, 04/01/2025	201,000	201,614
Howmet Aerospace, Inc., 5.13%, 10/01/2024	712,000	717,945
Rolls-Royce PLC (United Kingdom),
3.63%, 10/14/2025(b)	870,000	824,917
5.75%, 10/15/2027(b)	492,000	465,870
Spirit AeroSystems, Inc.,
5.50%, 01/15/2025(b)	503,000	501,587
7.50%, 04/15/2025(b)	585,000	583,444
TransDigm, Inc.,
8.00%, 12/15/2025(b)	698,000	724,157
6.25%, 03/15/2026(b)	1,746,000	1,757,375
		6,549,556
Agricultural & Farm Machinery–0.02%
Deere & Co., 2.75%, 04/15/2025	225,000	222,687
Airlines–0.50%
American Airlines Pass-Through Trust, Series 16-1, Class A, 4.10%, 01/15/2028	242,883	197,581
American Airlines, Inc., 11.75%, 07/15/2025(b)	1,415,000	1,572,624
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)(c)	939,000	924,793
5.75%, 04/20/2029(b)	1,801,000	1,726,880
Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	591,000	621,347
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	838,000	815,818
Southwest Airlines Co., 3.45%, 11/16/2027	125,000	120,419
United Airlines, Inc., 4.38%, 04/15/2026(b)	799,000	768,207
		6,747,669
Airport Services–0.02%
Promontoria Holding 264 B.V. (Netherlands), 7.88%, 03/01/2027(b)	263,000	241,376
	Principal Amount	Value
Alternative Carriers–0.17%
Lumen Technologies, Inc.,
5.63%, 04/01/2025(c)	$369,000	$365,702
5.13%, 12/15/2026(b)	471,000	430,343
4.50%, 01/15/2029(b)	305,000	242,571
Series P, 7.60%, 09/15/2039	1,045,000	845,405
Series U, 7.65%, 03/15/2042	590,000	461,811
		2,345,832
Aluminum–0.16%
Arconic Corp., 6.00%, 05/15/2025(b)	744,000	751,278
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)	1,721,000	1,389,320
		2,140,598
Apparel Retail–0.10%
Foot Locker, Inc., 4.00%, 10/01/2029(b)	537,000	418,277
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	975,000	716,479
Ross Stores, Inc., 0.88%, 04/15/2026	264,000	239,569
		1,374,325
Apparel, Accessories & Luxury Goods–0.28%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	635,000	622,995
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	495,000	482,420
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	740,000	651,200
6.13%, 03/15/2032(b)	1,569,000	1,321,470
Under Armour, Inc., 3.25%, 06/15/2026(c)	752,000	691,006
		3,769,091
Application Software–0.08%
Adobe, Inc., 3.25%, 02/01/2025	225,000	226,043
Citrix Systems, Inc., 1.25%, 03/01/2026	70,000	68,205
GoTo Group, Inc., 5.50%, 09/01/2027(b)	739,000	541,236
PTC, Inc., 3.63%, 02/15/2025(b)	263,000	256,747
		1,092,231
Asset Management & Custody Banks–0.09%
Brightsphere Investment Group, Inc., 4.80%, 07/27/2026	528,000	488,305
FS KKR Capital Corp., 4.63%, 07/15/2024	150,000	149,948
Golub Capital BDC, Inc., 3.38%, 04/15/2024	193,000	186,663
Legg Mason, Inc., 4.75%, 03/15/2026	59,000	60,908
Main Street Capital Corp., 5.20%, 05/01/2024	174,000	174,252

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Owl Rock Capital Corp., 5.25%, 04/15/2024	$138,000	$138,118
		1,198,194
Auto Parts & Equipment–0.14%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	719,000	726,521
Dana, Inc., 4.50%, 02/15/2032	283,000	236,903
IHO Verwaltungs GmbH (Germany), 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	251,000	217,811
ZF North America Capital, Inc. (Germany), 4.75%, 04/29/2025(b)	771,000	734,841
		1,916,076
Automobile Manufacturers–0.60%
American Honda Finance Corp., 2.35%, 01/08/2027	170,000	161,840
Ford Motor Co., 9.00%, 04/22/2025	518,000	574,462
Ford Motor Credit Co. LLC,
4.06%, 11/01/2024	728,000	717,109
2.30%, 02/10/2025	607,000	569,702
4.69%, 06/09/2025	291,000	289,229
5.13%, 06/16/2025	682,000	680,987
4.13%, 08/04/2025	545,000	538,392
3.38%, 11/13/2025	811,000	774,870
4.39%, 01/08/2026	582,000	567,357
General Motors Co., 6.13%, 10/01/2025	135,000	142,084
General Motors Financial Co., Inc., 2.75%, 06/20/2025	200,000	191,428
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,642,000	1,604,078
Jaguar Land Rover Automotive PLC (United Kingdom),
7.75%, 10/15/2025(b)	434,000	416,382
5.88%, 01/15/2028(b)	585,000	458,648
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	239,000	208,064
Toyota Motor Credit Corp.,
3.20%, 01/11/2027	100,000	99,030
1.15%, 08/13/2027	100,000	89,531
		8,083,193
Automotive Retail–0.14%
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	342,000	330,208
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)(c)	1,801,000	1,533,380
		1,863,588
Biotechnology–0.03%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	570,000	434,363
Broadcasting–0.26%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	494,000	474,806
Discovery Communications LLC, 3.80%, 03/13/2024	225,000	224,293
	Principal Amount	Value
Broadcasting–(continued)
Fox Corp., 4.03%, 01/25/2024	$250,000	$251,098
iHeartCommunications, Inc.,
6.38%, 05/01/2026	490,000	477,490
8.38%, 05/01/2027(c)	532,000	481,965
Liberty Interactive LLC,
8.50%, 07/15/2029	284,000	191,723
8.25%, 02/01/2030(c)	710,000	456,232
Univision Communications, Inc., 5.13%, 02/15/2025(b)(c)	920,000	895,772
		3,453,379
Building Products–0.29%
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(b)	269,000	180,897
Griffon Corp., 5.75%, 03/01/2028	1,181,000	1,132,703
Masonite International Corp.,
5.38%, 02/01/2028(b)	752,000	736,193
3.50%, 02/15/2030(b)	546,000	470,560
Standard Industries, Inc.,
4.75%, 01/15/2028(b)	967,000	921,126
4.38%, 07/15/2030(b)	509,000	445,344
		3,886,823
Cable & Satellite–1.07%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	802,000	702,019
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	1,583,000	1,596,487
5.00%, 02/01/2028(b)(c)	1,872,000	1,809,906
CSC Holdings LLC,
7.50%, 04/01/2028(b)(c)	411,000	378,404
6.50%, 02/01/2029(b)(c)	1,286,000	1,244,983
5.75%, 01/15/2030(b)	877,000	710,901
4.63%, 12/01/2030(b)	903,000	688,352
4.50%, 11/15/2031(b)	371,000	316,261
5.00%, 11/15/2031(b)	320,000	241,590
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.88%, 08/15/2027(b)	1,863,000	1,738,840
DISH DBS Corp.,
7.75%, 07/01/2026	915,000	761,998
5.25%, 12/01/2026(b)	532,000	461,177
7.38%, 07/01/2028	814,000	582,425
5.13%, 06/01/2029	1,740,000	1,139,700
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027(b)	982,000	956,117
Telesat Canada/Telesat LLC (Canada), 5.63%, 12/06/2026(b)	352,000	225,599
UPC Broadband Finco B.V. (Netherlands), 4.88%, 07/15/2031(b)	558,000	494,617
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	388,000	346,602
		14,395,978
Casinos & Gaming–0.87%
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	662,000	662,930
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)(c)	$532,000	$532,705
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	100,894	91,814
Genting New York LLC/GENNY Capital, Inc., 3.30%, 02/15/2026(b)	325,000	295,953
International Game Technology PLC, 6.50%, 02/15/2025(b)	699,000	711,498
Las Vegas Sands Corp., 2.90%, 06/25/2025	1,227,000	1,151,126
Melco Resorts Finance Ltd. (Hong Kong),
4.88%, 06/06/2025(b)	616,000	502,594
5.25%, 04/26/2026(b)	310,000	241,092
5.75%, 07/21/2028(b)	819,000	583,863
MGM China Holdings Ltd. (Macau),
5.25%, 06/18/2025(b)	683,000	579,260
4.75%, 02/01/2027(b)	646,000	512,420
MGM Resorts International,
6.75%, 05/01/2025	613,000	624,828
5.75%, 06/15/2025(c)	415,000	410,616
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	447,000	362,054
Sabre GLBL, Inc.,
9.25%, 04/15/2025(b)	1,014,000	1,032,931
7.38%, 09/01/2025(b)	1,180,000	1,171,598
Studio City Finance Ltd. (Macau),
6.00%, 07/15/2025(b)	530,000	349,795
6.50%, 01/15/2028(b)	479,000	264,870
5.00%, 01/15/2029(b)	842,000	431,632
Wynn Macau Ltd. (Macau),
5.50%, 01/15/2026(b)	385,000	316,903
5.63%, 08/26/2028(b)	740,000	579,043
5.13%, 12/15/2029(b)(c)	397,000	304,705
		11,714,230
Coal & Consumable Fuels–0.09%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 05/01/2025(b)	745,000	738,295
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	463,000	459,699
		1,197,994
Communications Equipment–0.26%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	477,000	441,769
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026	944,000	959,330
6.63%, 08/01/2026(c)	513,000	500,124
ViaSat, Inc.,
5.63%, 09/15/2025(b)	786,000	693,924
5.63%, 04/15/2027(b)	755,000	713,188
6.50%, 07/15/2028(b)	277,000	206,846
		3,515,181
	Principal Amount	Value
Computer & Electronics Retail–0.01%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	$125,000	$132,893
Construction & Engineering–0.05%
Artera Services LLC, 9.03%, 12/04/2025(b)	279,000	227,432
Fluor Corp., 3.50%, 12/15/2024	243,000	235,991
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	36,000	31,221
Tutor Perini Corp., 6.88%, 05/01/2025(b)	264,000	235,635
		730,279
Construction Machinery & Heavy Trucks–0.02%
Caterpillar Financial Services Corp., 1.10%, 09/14/2027	130,000	117,590
Wabtec Corp., 3.45%, 11/15/2026	235,000	223,526
		341,116
Construction Materials–0.02%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	253,000	225,376
Consumer Finance–0.34%
American Express Co., 3.30%, 05/03/2027	130,000	128,415
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	712,000	663,940
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	495,000	475,630
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	335,000	315,709
Navient Corp.,
5.88%, 10/25/2024	272,000	266,952
6.75%, 06/25/2025	271,000	263,896
4.88%, 03/15/2028	279,000	239,972
5.50%, 03/15/2029	221,000	189,788
5.63%, 08/01/2033	302,000	234,755
OneMain Finance Corp.,
6.88%, 03/15/2025	686,000	678,403
7.13%, 03/15/2026	952,000	923,301
Synchrony Financial, 3.95%, 12/01/2027	75,000	70,530
World Acceptance Corp., 7.00%, 11/01/2026(b)	279,000	199,361
		4,650,652
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	75,000	74,747
Data Processing & Outsourced Services–0.02%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	100,000	101,487
Global Payments, Inc., 2.15%, 01/15/2027	110,000	99,792
Western Union Co. (The), 1.35%, 03/15/2026	75,000	67,941
		269,220
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Department Stores–0.08%
Nordstrom, Inc.,
4.38%, 04/01/2030(c)	$692,000	$581,622
4.25%, 08/01/2031	578,000	468,934
		1,050,556
Distillers & Vintners–0.01%
Constellation Brands, Inc., 3.70%, 12/06/2026	117,000	115,729
Diversified Banks–0.60%
Banco Santander S.A. (Spain),
2.75%, 05/28/2025	200,000	191,069
4.25%, 04/11/2027	200,000	195,733
Bank of America Corp.,
4.45%, 03/03/2026	200,000	203,023
1.32%, 06/19/2026(e)	160,000	147,766
1.20%, 10/24/2026(e)	160,000	145,184
1.73%, 07/22/2027(e)	70,000	63,537
Series L, 4.18%, 11/25/2027	100,000	99,789
Banque Centrale de Tunisie International Bond (Tunisia), 5.75%, 01/30/2025(b)	600,000	327,280
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	306,000	304,879
Canadian Imperial Bank of Commerce (Canada), 2.25%, 01/28/2025(c)	350,000	337,891
Citigroup, Inc.,
3.11%, 04/08/2026(e)	225,000	218,927
1.12%, 01/28/2027(e)	110,000	98,831
1.46%, 06/09/2027(e)	140,000	126,098
4.45%, 09/29/2027	75,000	75,222
HSBC Holdings PLC (United Kingdom),
1.59%, 05/24/2027(e)	200,000	178,351
2.25%, 11/22/2027(e)	200,000	180,618
Intesa Sanpaolo S.p.A. (Italy),
5.71%, 01/15/2026(b)(c)	956,000	925,795
4.20%, 06/01/2032(b)(e)	940,000	719,179
JPMorgan Chase & Co.,
2.30%, 10/15/2025(e)	200,000	192,034
2.01%, 03/13/2026(e)	134,000	126,847
2.08%, 04/22/2026(e)	134,000	126,991
1.05%, 11/19/2026(e)	60,000	54,182
4.25%, 10/01/2027	75,000	76,470
Lloyds Banking Group PLC (United Kingdom),
3.90%, 03/12/2024	200,000	200,449
4.45%, 05/08/2025	275,000	276,627
Mitsubishi UFJ Financial Group, Inc. (Japan),
0.96%, 10/11/2025(e)	200,000	185,962
3.68%, 02/22/2027	125,000	123,063
3.29%, 07/25/2027	60,000	57,713
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024	400,000	401,086
PNC Bank N.A., 4.20%, 11/01/2025	275,000	280,171
Royal Bank of Canada (Canada), 4.65%, 01/27/2026	125,000	127,865
	Principal Amount	Value
Diversified Banks–(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan),
2.35%, 01/15/2025	$275,000	$264,900
2.63%, 07/14/2026	150,000	142,520
U.S. Bancorp, 1.45%, 05/12/2025	125,000	119,403
Vnesheconombank Via VEB Finance PLC (Russia), 5.94%, 11/21/2023(b)(f)	1,450,000	0
Wells Fargo & Co.,
2.19%, 04/30/2026(e)	150,000	142,425
4.30%, 07/22/2027	130,000	131,903
Westpac Banking Corp. (Australia), 3.30%, 02/26/2024(c)	470,000	470,619
		8,040,402
Diversified Capital Markets–0.22%
Deutsche Bank AG (Germany),
3.70%, 05/30/2024	185,000	182,750
3.70%, 05/30/2024	188,000	185,614
4.50%, 04/01/2025	953,000	927,482
4.30%, 05/24/2028(e)	1,804,000	1,686,987
		2,982,833
Diversified Metals & Mining–0.36%
Corp. Nacional del Cobre de Chile (Chile),
6.15%, 10/24/2036(b)	1,390,000	1,476,476
5.63%, 10/18/2043(b)	95,000	96,821
4.88%, 11/04/2044(b)	105,000	98,302
4.50%, 08/01/2047(b)	1,740,000	1,548,577
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	928,000	923,095
Perenti Finance Pty. Ltd. (Australia), 6.50%, 10/07/2025(b)(c)	740,000	664,150
		4,807,421
Diversified Real Estate Activities–0.06%
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	376,000	376,064
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	571,000	456,666
		832,730
Diversified REITs–0.26%
iStar, Inc.,
4.75%, 10/01/2024	481,000	474,942
4.25%, 08/01/2025(c)	519,000	495,585
5.50%, 02/15/2026(c)	636,000	625,207
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, 06/15/2025(b)	630,000	628,315
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	1,216,000	1,225,534
		3,449,583
Diversified Support Services–0.06%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	135,000	115,125
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Diversified Support Services–(continued)
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	$698,000	$700,603
		815,728
Drug Retail–0.02%
Rite Aid Corp., 8.00%, 11/15/2026(b)	225,000	191,137
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	75,000	74,827
		265,964
Electric Utilities–0.24%
Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	127,000	127,969
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	247,000	244,976
Duke Energy Corp., 3.75%, 04/15/2024	200,000	200,931
Edison International, 5.75%, 06/15/2027	75,000	78,678
FirstEnergy Transmission LLC, 4.35%, 01/15/2025(b)	369,000	366,951
NRG Energy, Inc., 3.88%, 02/15/2032(b)	547,000	468,768
Pacific Gas and Electric Co.,
3.75%, 02/15/2024	230,000	225,804
3.30%, 12/01/2027	100,000	89,110
PG&E Corp., 5.25%, 07/01/2030	523,000	470,671
Terraform Global Operating LLC, 6.13%, 03/01/2026(b)	351,000	338,258
Vistra Operations Co. LLC, 5.63%, 02/15/2027(b)(c)	689,000	692,552
		3,304,668
Electrical Components & Equipment–0.10%
Emerson Electric Co., 1.80%, 10/15/2027	80,000	74,173
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	445,000	447,823
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	863,000	893,205
		1,415,201
Electronic Components–0.09%
Imola Merger Corp., 4.75%, 05/15/2029(b)	517,000	484,551
Likewize Corp., 9.75%, 10/15/2025(b)	239,000	228,025
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	574,000	499,529
		1,212,105
Electronic Manufacturing Services–0.01%
Tyco Electronics Group S.A. (Switzerland), 3.13%, 08/15/2027	75,000	73,077
Environmental & Facilities Services–0.15%
GFL Environmental, Inc. (Canada),
4.25%, 06/01/2025(b)	493,000	483,672
3.75%, 08/01/2025(b)	1,040,000	1,010,641
	Principal Amount	Value
Environmental & Facilities Services–(continued)
Harsco Corp., 5.75%, 07/31/2027(b)	$763,000	$580,536
		2,074,849
Fertilizers & Agricultural Chemicals–0.18%
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	1,018,000	832,087
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	1,612,000	1,557,563
		2,389,650
Financial Exchanges & Data–0.12%
Cboe Global Markets, Inc., 3.65%, 01/12/2027	60,000	60,295
Coinbase Global, Inc.,
3.38%, 10/01/2028(b)	1,215,000	784,633
3.63%, 10/01/2031(b)	1,146,000	681,910
Intercontinental Exchange, Inc., 3.10%, 09/15/2027	75,000	72,395
S&P Global, Inc., 2.45%, 03/01/2027(b)	65,000	62,209
		1,661,442
Food Distributors–0.11%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	1,087,000	789,377
US Foods, Inc., 6.25%, 04/15/2025(b)	623,000	635,398
		1,424,775
Food Retail–0.12%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
7.50%, 03/15/2026(b)	538,000	556,178
4.63%, 01/15/2027(b)	1,128,000	1,067,665
		1,623,843
Footwear–0.03%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	401,000	395,799
Gas Utilities–0.04%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	399,000	401,602
ONE Gas, Inc., 1.10%, 03/11/2024	150,000	143,412
		545,014
Health Care Facilities–0.20%
CommonSpirit Health, 1.55%, 10/01/2025	64,000	59,617
Encompass Health Corp., 5.75%, 09/15/2025	250,000	250,856
HCA, Inc., 5.00%, 03/15/2024(c)	468,000	475,049
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	522,000	492,361
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	1,293,000	1,275,157
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Health Care Facilities–(continued)
Universal Health Services, Inc., 1.65%, 09/01/2026(b)	$134,000	$117,208
		2,670,248
Health Care REITs–0.03%
Diversified Healthcare Trust, 9.75%, 06/15/2025	355,000	354,386
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	120,000	120,386
		474,772
Health Care Services–0.35%
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	639,000	479,857
Akumin, Inc., 7.00%, 11/01/2025(b)	444,000	368,263
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	1,436,000	1,376,621
6.88%, 04/15/2029(b)	650,000	362,512
6.13%, 04/01/2030(b)	530,000	284,777
5.25%, 05/15/2030(b)	1,122,000	945,487
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	453,000	399,503
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	397,000	357,366
Sutter Health, Series 20A, 1.32%, 08/15/2025	167,000	156,320
		4,730,706
Health Care Supplies–0.05%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	698,000	631,634
Health Care Technology–0.06%
Minerva Merger Sub, Inc., 6.50%, 02/15/2030(b)	858,000	777,562
Home Furnishings–0.12%
Tempur Sealy International, Inc.,
4.00%, 04/15/2029(b)	1,064,000	918,594
3.88%, 10/15/2031(b)	937,000	761,312
		1,679,906
Home Improvement Retail–0.11%
Home Depot, Inc. (The), 2.50%, 04/15/2027	80,000	77,760
JELD-WEN, Inc.,
6.25%, 05/15/2025(b)	887,000	884,410
4.63%, 12/15/2025(b)	521,000	481,237
		1,443,407
Homebuilding–0.14%
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	477,000	417,349
Lennar Corp., 4.75%, 11/29/2027	60,000	60,599
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	276,000	222,520
Meritage Homes Corp., 6.00%, 06/01/2025	246,000	249,843
TopBuild Corp., 4.13%, 02/15/2032(b)	1,060,000	923,608
		1,873,919
	Principal Amount	Value
Hotel & Resort REITs–0.19%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	$50,000	$49,752
Service Properties Trust,
4.35%, 10/01/2024	805,000	722,488
4.50%, 03/15/2025(c)	422,000	359,393
7.50%, 09/15/2025	552,000	535,887
5.25%, 02/15/2026	323,000	273,950
4.95%, 10/01/2029(c)	595,000	444,117
4.38%, 02/15/2030	311,000	228,384
		2,613,971
Hotels, Resorts & Cruise Lines–0.44%
Carnival Corp.,
10.50%, 02/01/2026(b)(c)	777,000	816,922
7.63%, 03/01/2026(b)(c)	587,000	506,546
5.75%, 03/01/2027(b)	1,706,000	1,372,264
6.00%, 05/01/2029(b)	745,000	575,453
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	490,000	491,225
Royal Caribbean Cruises Ltd.,
11.50%, 06/01/2025(b)	1,241,000	1,331,103
5.50%, 04/01/2028(b)(c)	151,000	113,574
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)	248,000	255,350
Travel + Leisure Co., 6.60%, 10/01/2025	444,000	452,276
		5,914,713
Household Products–0.19%
Central Garden & Pet Co., 5.13%, 02/01/2028(c)	1,164,000	1,086,227
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)(c)	564,000	467,049
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)	576,000	495,060
Spectrum Brands, Inc., 5.75%, 07/15/2025	501,000	499,257
		2,547,593
Housewares & Specialties–0.12%
Newell Brands, Inc.,
4.88%, 06/01/2025(c)	490,000	495,520
4.45%, 04/01/2026	1,099,000	1,086,757
		1,582,277
Independent Power Producers & Energy Traders–0.08%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	1,044,000	712,499
TransAlta Corp. (Canada), 6.50%, 03/15/2040	413,000	396,657
		1,109,156
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Industrial Conglomerates–0.21%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 09/15/2024	$982,000	$964,732
6.38%, 12/15/2025	667,000	666,290
6.25%, 05/15/2026	719,000	715,811
5.25%, 05/15/2027	468,000	450,431
		2,797,264
Industrial Machinery–0.01%
Stanley Black & Decker, Inc., 3.40%, 03/01/2026	80,000	79,963
Insurance Brokers–0.07%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	257,000	244,530
HUB International Ltd., 7.00%, 05/01/2026(b)	616,000	608,990
Willis North America, Inc., 4.65%, 06/15/2027	75,000	75,667
		929,187
Integrated Oil & Gas–1.05%
BP Capital Markets America, Inc., 3.54%, 04/06/2027	75,000	75,263
Cenovus Energy, Inc. (Canada), 5.38%, 07/15/2025	161,000	167,322
Chevron USA, Inc., 1.02%, 08/12/2027	100,000	90,252
Exxon Mobil Corp., 3.29%, 03/19/2027	110,000	110,784
KazMunayGas National Co. JSC (Kazakhstan), 6.38%, 10/24/2048(b)	1,500,000	1,253,100
Occidental Petroleum Corp.,
8.00%, 07/15/2025	310,000	341,446
5.88%, 09/01/2025	556,000	567,237
5.50%, 12/01/2025	464,000	475,059
5.55%, 03/15/2026(c)	1,031,000	1,060,677
Petroleos Mexicanos (Mexico),
6.63%, 06/15/2035	2,455,000	1,804,425
7.69%, 01/23/2050	4,600,000	3,365,383
Petronas Capital Ltd. (Malaysia),
3.50%, 03/18/2025(b)	1,000,000	996,729
4.55%, 04/21/2050(b)	1,220,000	1,184,387
Saudi Arabian Oil Co. (Saudi Arabia), 4.25%, 04/16/2039(b)	2,812,000	2,724,170
		14,216,234
Integrated Telecommunication Services–0.71%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	574,000	543,813
Altice France S.A. (France),
5.13%, 07/15/2029(b)	200,000	171,454
5.50%, 10/15/2029(b)	200,000	172,250
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	1,682,000	1,647,283
Consolidated Communications, Inc., 6.50%, 10/01/2028(b)	292,000	251,850
Embarq Corp., 8.00%, 06/01/2036	1,176,000	970,553
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Frontier Communications Holdings LLC,
5.88%, 11/01/2029	$600,000	$505,740
6.00%, 01/15/2030(b)	266,000	224,114
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	889,000	854,485
Level 3 Financing, Inc.,
4.25%, 07/01/2028(b)	551,000	482,090
3.63%, 01/15/2029(b)	278,000	232,931
3.75%, 07/15/2029(b)	1,127,000	935,551
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	548,000	458,303
7.72%, 06/04/2038	414,000	344,727
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	696,000	677,643
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	1,228,000	1,102,683
		9,575,470
Interactive Media & Services–0.04%
Audacy Capital Corp.,
6.50%, 05/01/2027(b)	268,000	133,350
6.75%, 03/31/2029(b)	265,000	128,486
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	309,000	308,663
		570,499
Internet & Direct Marketing Retail–0.18%
Amazon.com, Inc., 3.30%, 04/13/2027	250,000	251,799
GrubHub Holdings, Inc., 5.50%, 07/01/2027(b)	289,000	197,789
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	311,000	229,405
QVC, Inc.,
4.45%, 02/15/2025(c)	574,000	550,925
4.75%, 02/15/2027(c)	605,000	510,774
4.38%, 09/01/2028	506,000	396,064
5.45%, 08/15/2034	436,000	311,111
		2,447,867
Internet Services & Infrastructure–0.09%
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	278,000	225,230
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	261,000	246,494
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	740,000	651,570
VeriSign, Inc., 5.25%, 04/01/2025	150,000	153,278
		1,276,572
Investment Banking & Brokerage–0.20%
Goldman Sachs Group, Inc. (The),
3.85%, 01/26/2027	125,000	124,952
1.54%, 09/10/2027(e)	140,000	125,359
1.95%, 10/21/2027(e)	75,000	68,474
MDGH GMTN (RSC) Ltd. (United Arab Emirates), 4.50%, 11/07/2028(b)	1,180,000	1,223,135
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
3.63%, 01/20/2027	$130,000	$129,410
1.59%, 05/04/2027(e)	110,000	100,238
1.51%, 07/20/2027(e)	110,000	99,381
NFP Corp., 6.88%, 08/15/2028(b)	763,000	671,639
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	200,000	179,104
		2,721,692
IT Consulting & Other Services–0.04%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	273,000	230,395
International Business Machines Corp.,
3.45%, 02/19/2026	150,000	150,246
3.30%, 05/15/2026	100,000	99,618
Kyndryl Holdings, Inc., 2.05%, 10/15/2026(b)	100,000	84,532
		564,791
Leisure Facilities–0.11%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	635,000	640,106
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	235,000	244,133
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	370,000	378,745
Viking Cruises Ltd., 13.00%, 05/15/2025(b)	222,000	235,363
		1,498,347
Leisure Products–0.04%
Mattel, Inc., 3.38%, 04/01/2026(b)	513,000	487,217
Party City Holdings, Inc., 8.75%, 02/15/2026(b)	198,000	120,483
		607,700
Life & Health Insurance–0.04%
Corebridge Financial, Inc., 3.65%, 04/05/2027(b)	130,000	125,259
Genworth Holdings, Inc., 6.50%, 06/15/2034	268,000	232,214
Principal Financial Group, Inc., 3.40%, 05/15/2025	160,000	158,404
		515,877
Marine–0.05%
NCL Corp. Ltd., 5.88%, 03/15/2026(b)	524,000	428,847
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	276,000	216,693
		645,540
Marine Ports & Services–0.07%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	810,000	893,250
	Principal Amount	Value
Metal & Glass Containers–0.16%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
5.25%, 04/30/2025(b)	$819,000	$783,210
4.13%, 08/15/2026(b)	307,000	272,525
Ball Corp., 4.88%, 03/15/2026	741,000	747,714
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	394,000	390,178
		2,193,627
Mortgage REITs–0.04%
Rithm Capital Corp., 6.25%, 10/15/2025(b)	522,000	476,099
Movies & Entertainment–0.16%
Netflix, Inc.,
5.88%, 02/15/2025(c)	496,000	513,939
5.88%, 11/15/2028	901,000	936,950
6.38%, 05/15/2029	347,000	368,861
5.38%, 11/15/2029(b)	393,000	395,625
		2,215,375
Multi-line Insurance–0.01%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	94,000	98,925
Multi-Utilities–0.11%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)(e)	1,037,000	917,019
DTE Energy Co., Series E, Investment Units, 5.25%, 12/01/2077	11,633	291,290
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024	230,000	226,937
		1,435,246
Office REITs–0.01%
Office Properties Income Trust, 2.65%, 06/15/2026	133,000	110,942
Office Services & Supplies–0.10%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	545,000	473,001
Pitney Bowes, Inc.,
6.88%, 03/15/2027(b)	578,000	467,116
7.25%, 03/15/2029(b)(c)	540,000	425,283
		1,365,400
Oil & Gas Drilling–0.27%
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	1,565,000	1,434,385
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	531,000	477,057
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	142,000	119,499
7.50%, 07/15/2038(b)	366,000	329,627
6.88%, 04/15/2040(b)	1,577,000	1,338,794
		3,699,362
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–0.14%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$75,000	$72,735
Oceaneering International, Inc., 4.65%, 11/15/2024	652,000	614,021
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 04/01/2026	622,000	584,049
6.88%, 09/01/2027	257,000	235,400
Weatherford International Ltd., 8.63%, 04/30/2030(b)	427,000	387,353
		1,893,558
Oil & Gas Exploration & Production–0.64%
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	778,000	732,020
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)(c)	738,000	737,834
Devon Energy Corp., 5.25%, 10/15/2027	75,000	75,954
EQT Corp., 6.13%, 02/01/2025	606,000	631,764
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 02/01/2031(b)	788,000	724,716
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)	249,000	242,211
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)(c)	344,000	313,900
Murphy Oil Corp.,
5.75%, 08/15/2025	338,000	339,261
7.05%, 05/01/2029	473,000	462,449
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	531,000	511,823
PDC Energy, Inc., 5.75%, 05/15/2026	496,000	485,460
Range Resources Corp., 4.88%, 05/15/2025(c)	467,000	466,554
Sinopec Group Overseas Development 2018 Ltd. (China), 2.95%, 11/12/2029(b)	2,760,000	2,622,221
Talos Production, Inc., 12.00%, 01/15/2026	288,000	307,061
		8,653,228
Oil & Gas Refining & Marketing–0.19%
CVR Energy, Inc., 5.25%, 02/15/2025(b)	445,000	426,403
EnLink Midstream Partners L.P., 5.60%, 04/01/2044	454,000	354,544
HF Sinclair Corp., 5.88%, 04/01/2026(b)	94,000	96,477
NuStar Logistics L.P.,
5.75%, 10/01/2025	358,000	348,212
6.00%, 06/01/2026	422,000	415,292
Parkland Corp. (Canada),
4.50%, 10/01/2029(b)	229,000	201,551
4.63%, 05/01/2030(b)	257,000	230,533
	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Puma International Financing S.A. (Singapore), 5.13%, 10/06/2024(b)	$600,000	$540,900
		2,613,912
Oil & Gas Storage & Transportation–1.34%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 4.60%, 11/02/2047(b)	3,587,000	3,516,264
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	373,000	372,500
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	125,000	127,212
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
5.75%, 04/01/2025	451,000	444,718
8.00%, 04/01/2029(b)	1,178,000	1,166,485
DCP Midstream Operating L.P., 5.38%, 07/15/2025	478,000	490,512
Energy Transfer L.P.,
3.90%, 05/15/2024	236,000	234,793
4.40%, 03/15/2027	60,000	59,429
5.50%, 06/01/2027	50,000	51,659
EQM Midstream Partners L.P.,
6.00%, 07/01/2025(b)	589,000	585,342
4.75%, 01/15/2031(b)	571,000	517,226
6.50%, 07/15/2048	1,568,000	1,319,441
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	1,257,000	1,235,480
7.75%, 02/01/2028	350,000	338,581
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	479,000	477,755
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	313,000	289,090
ITT Holdings LLC, 6.50%, 08/01/2029(b)	497,000	428,285
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	821,000	794,490
New Fortress Energy, Inc.,
6.75%, 09/15/2025(b)	1,188,000	1,161,347
6.50%, 09/30/2026(b)	490,000	464,765
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	443,000	438,304
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,741,000	1,665,615
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.50%, 10/01/2025(b)	358,000	359,141
5.50%, 01/15/2028(b)	758,000	689,518
Western Midstream Operating L.P.,
3.35%, 02/01/2025	465,000	456,258
5.50%, 02/01/2050	501,000	449,272
		18,133,482
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Other Diversified Financial Services–0.50%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	$200,000	$176,525
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	635,000	569,967
Blackstone Private Credit Fund, 3.25%, 03/15/2027(b)	75,000	65,038
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(d)	1,315,000	1,016,166
Hazine Mustesarligi Varlik Kiralama A.S. (Turkey), 5.00%, 04/06/2023(b)	320,000	315,509
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	251,000	222,667
Midcap Financial Issuer Trust,
6.50%, 05/01/2028(b)	306,000	281,892
5.63%, 01/15/2030(b)	285,000	230,514
PHH Mortgage Corp., 7.88%, 03/15/2026(b)	1,299,000	1,216,560
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 04/16/2029(b)	1,200,000	977,184
4.63%, 04/06/2031(b)	500,000	398,436
United Wholesale Mortgage LLC,
5.50%, 11/15/2025(b)	677,000	617,031
5.50%, 04/15/2029(b)	410,000	352,412
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	407,000	355,213
		6,795,114
Packaged Foods & Meats–0.10%
Conagra Brands, Inc., 1.38%, 11/01/2027	100,000	86,578
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	1,265,000	1,126,867
Tyson Foods, Inc., 4.00%, 03/01/2026	127,000	128,604
		1,342,049
Paper Packaging–0.08%
Berry Global, Inc., 1.57%, 01/15/2026	80,000	72,887
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	544,000	540,532
LABL, Inc.,
6.75%, 07/15/2026(b)	276,000	267,789
5.88%, 11/01/2028(b)	266,000	243,556
		1,124,764
Paper Products–0.08%
Domtar Corp., 6.75%, 10/01/2028(b)	499,000	460,786
Glatfelter Corp., 4.75%, 11/15/2029(b)	885,000	605,052
		1,065,838
	Principal Amount	Value
Personal Products–0.03%
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	$381,000	$358,245
Pharmaceuticals–0.48%
Bausch Health Americas, Inc.,
9.25%, 04/01/2026(b)	540,000	377,187
8.50%, 01/31/2027(b)(c)	635,000	403,285
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	1,514,000	1,353,069
9.00%, 12/15/2025(b)	645,000	469,879
5.00%, 01/30/2028(b)	483,000	258,717
4.88%, 06/01/2028(b)	805,000	643,658
6.25%, 02/15/2029(b)	611,000	327,994
7.25%, 05/30/2029(b)	305,000	166,515
5.25%, 01/30/2030(b)	479,000	247,605
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	275,000	254,697
Merck & Co., Inc., 2.75%, 02/10/2025	183,000	181,616
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	814,000	658,152
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	705,000	697,129
Royalty Pharma PLC, 1.20%, 09/02/2025	200,000	183,996
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	134,000	126,890
Viatris, Inc., 2.30%, 06/22/2027	85,000	74,237
		6,424,626
Publishing–0.11%
Gannett Holdings LLC, 6.00%, 11/01/2026(b)	1,806,000	1,535,281
Railroads–0.11%
Empresa de Transporte de Pasajeros Metro S.A. (Chile), 4.70%, 05/07/2050(b)	1,550,000	1,289,831
Union Pacific Corp., 3.15%, 03/01/2024	200,000	199,781
		1,489,612
Real Estate Development–0.04%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	558,000	493,878
Regional Banks–0.06%
Santander Holdings USA, Inc., 4.40%, 07/13/2027	75,000	73,295
Synovus Financial Corp., 5.90%, 02/07/2029(e)	456,000	448,217
Truist Financial Corp., 4.00%, 05/01/2025	275,000	277,939
		799,451
Reinsurance–0.13%
Enstar Finance LLC,
5.75%, 09/01/2040(e)	410,000	383,802
5.50%, 01/15/2042(e)	638,000	549,069
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(e)	992,000	823,102
		1,755,973
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Residential REITs–0.01%
Spirit Realty L.P., 4.45%, 09/15/2026	$75,000	$74,895
Restaurants–0.13%
Aramark Services, Inc.,
5.00%, 04/01/2025(b)	382,000	381,423
6.38%, 05/01/2025(b)(c)	953,000	955,936
Brinker International, Inc., 5.00%, 10/01/2024(b)(c)	498,000	476,170
		1,813,529
Retail REITs–0.14%
American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	594,000	478,785
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)(c)	1,290,000	1,259,433
Realty Income Corp., 4.88%, 06/01/2026	80,000	82,729
Simon Property Group L.P., 3.30%, 01/15/2026	64,000	63,129
		1,884,076
Security & Alarm Services–0.18%
CoreCivic, Inc., 8.25%, 04/15/2026	651,000	647,497
Prime Security Services Borrower LLC/Prime Finance, Inc.,
5.75%, 04/15/2026(b)	858,000	873,328
6.25%, 01/15/2028(b)(c)	1,042,000	957,713
		2,478,538
Semiconductor Equipment–0.01%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	200,000	192,843
Semiconductors–0.04%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)	394,000	372,752
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	77,000	76,245
Micron Technology, Inc., 4.19%, 02/15/2027	75,000	74,886
		523,883
Sovereign Debt–10.50%
Abu Dhabi Government International Bond (United Arab Emirates), 2.70%, 09/02/2070(b)	3,000,000	2,193,825
Angolan Government International Bond (Angola), 9.13%, 11/26/2049(b)	1,140,000	874,813
Argentine Republic Government International Bond (Argentina), 0.75%, 07/09/2030(g)	3,000,000	713,427
Bahrain Government International Bond (Bahrain), 7.00%, 01/26/2026(b)	2,000,000	2,068,890
Principal Amount		Value
Sovereign Debt–(continued)
Bolivian Government International Bond (Bolivia), 4.50%, 03/20/2028(b)	$699,000	$571,957
Brazilian Government International Bond (Brazil),
4.25%, 01/07/2025	1,600,000	1,609,021
4.63%, 01/13/2028	2,000,000	1,955,744
7.13%, 01/20/2037	2,000,000	2,140,510
CBB International Sukuk Programme Co. WLL (Bahrain), 4.50%, 03/30/2027(b)	2,000,000	1,933,680
Colombia Government International Bond (Colombia),
3.88%, 04/25/2027	4,750,000	4,352,669
7.38%, 09/18/2037	3,500,000	3,444,381
6.13%, 01/18/2041	1,950,000	1,642,193
5.63%, 02/26/2044	2,000,000	1,562,026
Costa Rica Government International Bond (Costa Rica),
5.63%, 04/30/2043(b)	1,300,000	1,005,306
7.16%, 03/12/2045(b)	800,000	715,801
Dominican Republic International Bond (Dominican Republic),
5.95%, 01/25/2027(b)(c)	2,228,000	2,196,144
7.45%, 04/30/2044(b)	2,935,000	2,766,937
6.85%, 01/27/2045(b)	2,902,000	2,563,593
6.40%, 06/05/2049(b)	935,000	769,153
Ecuador Government International Bond (Ecuador), 6.00%, 07/31/2030(b)(g)	3,135,000	1,902,514
Egypt Government International Bond (Egypt),
7.60%, 03/01/2029(b)	200,000	139,453
8.50%, 01/31/2047(b)	2,896,000	1,694,160
7.90%, 02/21/2048(b)	1,200,000	679,272
8.70%, 03/01/2049(b)	2,110,000	1,234,350
El Salvador Government International Bond (El Salvador), 7.65%, 06/15/2035(b)	1,110,000	368,092
Ghana Government International Bond (Ghana),
7.63%, 05/16/2029(b)	818,000	388,141
8.13%, 03/26/2032(b)	2,590,000	1,178,217
8.95%, 03/26/2051(b)	738,000	326,313
Hungary Government International Bond (Hungary), 2.13%, 09/22/2031(b)	600,000	495,941
Indonesia Government International Bond (Indonesia),
8.50%, 10/12/2035(b)	3,830,000	4,962,112
6.63%, 02/17/2037(b)	1,100,000	1,240,878
6.75%, 01/15/2044(b)(c)	2,530,000	3,009,852
Ivory Coast Government International Bond (Ivory Coast), 6.38%, 03/03/2028(b)	650,000	589,153
Jamaica Government International Bond (Jamaica), 6.75%, 04/28/2028	1,600,000	1,695,562
Jordan Government International Bond (Jordan), 6.13%, 01/29/2026(b)	1,000,000	954,040
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Principal Amount		Value
Sovereign Debt–(continued)
Kazakhstan Government International Bond (Kazakhstan),
3.88%, 10/14/2024(b)	$1,650,000	$1,683,330
5.13%, 07/21/2025(b)	2,000,000	2,099,070
4.88%, 10/14/2044(b)	1,000,000	850,838
6.50%, 07/21/2045(b)	1,700,000	1,687,791
KSA Sukuk Ltd. (Saudi Arabia), 4.30%, 01/19/2029(b)	2,000,000	2,094,380
Malaysia Sukuk Global Bhd. (Malaysia), 3.18%, 04/27/2026(b)	250,000	251,962
Mexico Government International Bond (Mexico),
5.55%, 01/21/2045	500,000	481,301
4.60%, 01/23/2046	250,000	211,160
5.75%, 10/12/2110	420,000	374,424
Nigeria Government International Bond (Nigeria), 8.75%, 01/21/2031(b)	2,550,000	1,939,976
Oman Government International Bond (Oman),
4.75%, 06/15/2026(b)	3,310,000	3,242,443
5.63%, 01/17/2028(b)	1,000,000	999,151
6.75%, 01/17/2048(b)	2,054,000	1,825,554
Pakistan Government International Bond (Pakistan), 8.25%, 04/15/2024(b)	1,640,000	971,931
Panama Government International Bond (Panama),
7.13%, 01/29/2026	1,110,000	1,214,840
3.88%, 03/17/2028	1,000,000	972,644
Paraguay Government International Bond (Paraguay), 5.00%, 04/15/2026(b)	1,000,000	1,031,067
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
4.33%, 05/28/2025(b)	300,000	304,800
4.15%, 03/29/2027(b)	294,000	296,940
Peruvian Government International Bond (Peru),
4.13%, 08/25/2027	1,226,000	1,234,375
2.84%, 06/20/2030	500,000	450,956
6.55%, 03/14/2037	1,084,000	1,235,970
Philippine Government International Bond (Philippines),
4.20%, 01/21/2024	100,000	101,253
10.63%, 03/16/2025	2,144,000	2,524,853
3.00%, 02/01/2028	1,000,000	975,270
6.38%, 01/15/2032	2,000,000	2,291,191
5.00%, 01/13/2037	2,000,000	2,081,174
Qatar Government International Bond (Qatar),
4.00%, 03/14/2029(b)	4,000,000	4,163,212
5.10%, 04/23/2048(b)	3,660,000	4,067,578
RAK Capital (United Arab Emirates), 3.09%, 03/31/2025(b)	743,000	734,516
Republic of Poland Government International Bond (Poland),
3.00%, 03/17/2023	599,000	599,485
4.00%, 01/22/2024	3,595,000	3,628,369
	Principal Amount	Value
Sovereign Debt–(continued)
Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	$5,853,000	$4,475,116
Romanian Government International Bond (Romania),
4.38%, 08/22/2023(b)	33,000	33,183
3.00%, 02/27/2027(b)	1,250,000	1,145,024
5.13%, 06/15/2048(b)	2,344,000	1,974,846
4.00%, 02/14/2051(b)	1,750,000	1,242,619
Russian Foreign Bond - Eurobond (Russia),
4.75%, 05/27/2026(b)	3,200,000	1,328,000
4.25%, 06/23/2027(b)	2,800,000	1,162,000
12.75%, 06/24/2028(b)	2,060,000	1,030,000
Saudi Government International Bond (Saudi Arabia),
3.25%, 10/26/2026(b)	500,000	500,282
3.63%, 03/04/2028(b)	3,100,000	3,138,397
4.38%, 04/16/2029(b)	538,000	564,594
4.50%, 10/26/2046(b)	1,000,000	968,755
5.00%, 04/17/2049(b)	1,548,000	1,589,123
5.25%, 01/16/2050(b)	2,680,000	2,868,814
Sharjah Sukuk Program Ltd. (United Arab Emirates),
3.85%, 04/03/2026(b)	600,000	584,466
4.23%, 03/14/2028(b)	1,019,000	975,375
Sri Lanka Government International Bond (Sri Lanka), 6.83%, 07/18/2026(b)(h)	903,000	285,187
Turkey Government International Bond (Turkey),
7.38%, 02/05/2025	527,000	498,984
4.88%, 10/09/2026	326,000	267,962
6.00%, 03/25/2027	1,890,000	1,593,308
7.63%, 04/26/2029	2,430,000	2,080,549
11.88%, 01/15/2030	1,920,000	2,053,536
6.88%, 03/17/2036	1,218,000	908,048
7.25%, 03/05/2038	1,170,000	914,850
UAE International Government Bond (United Arab Emirates), 3.25%, 10/19/2061(b)	3,600,000	2,982,348
Ukraine Government International Bond (Ukraine),
7.75%, 09/01/2023(b)	650,000	161,200
7.75%, 09/01/2024(b)	650,000	138,807
7.75%, 09/01/2026(b)	4,450,000	928,426
7.75%, 09/01/2027(b)	1,090,000	226,672
9.75%, 11/01/2028(b)	900,000	187,875
Uruguay Government International Bond (Uruguay), 4.50%, 08/14/2024	2,215,922	2,253,329
		141,621,599
Specialized Consumer Services–0.02%
WW International, Inc., 4.50%, 04/15/2029(b)	308,000	225,599
Specialized REITs–0.13%
American Tower Corp.,
1.30%, 09/15/2025	134,000	122,782
3.65%, 03/15/2027	105,000	102,502
3.55%, 07/15/2027	105,000	101,602
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Specialized REITs–(continued)
EPR Properties, 4.75%, 12/15/2026	$75,000	$70,765
GLP Capital L.P./GLP Financing II, Inc., 3.35%, 09/01/2024	100,000	96,451
Iron Mountain, Inc.,
4.88%, 09/15/2029(b)	313,000	288,076
5.25%, 07/15/2030(b)	519,000	486,402
4.50%, 02/15/2031(b)	562,000	494,386
		1,762,966
Specialty Chemicals–0.14%
Avient Corp., 5.75%, 05/15/2025(b)	377,000	379,447
PPG Industries, Inc., 1.20%, 03/15/2026	67,000	61,158
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	871,000	781,831
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)	832,000	698,372
		1,920,808
Specialty Stores–0.26%
Bath & Body Works, Inc.,
6.63%, 10/01/2030(b)	712,000	681,154
6.88%, 11/01/2035(c)	1,449,000	1,331,689
6.75%, 07/01/2036	175,000	159,069
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	377,000	341,975
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025(c)	363,000	362,962
Staples, Inc., 7.50%, 04/15/2026(b)	786,000	697,944
		3,574,793
Steel–0.01%
ArcelorMittal S.A. (Luxembourg), 4.55%, 03/11/2026	134,000	135,780
Systems Software–0.08%
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	678,000	676,163
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	502,000	425,024
		1,101,187
Technology Distributors–0.02%
Avnet, Inc., 4.63%, 04/15/2026	75,000	76,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	260,000	259,378
		335,378
Technology Hardware, Storage & Peripherals–0.20%
Apple, Inc.,
3.25%, 02/23/2026	150,000	151,285
3.20%, 05/11/2027	135,000	136,119
HP, Inc., 1.45%, 06/17/2026	150,000	137,051
Seagate HDD Cayman,
4.75%, 01/01/2025	249,000	247,438
4.13%, 01/15/2031(c)	685,000	598,005
Xerox Corp., 6.75%, 12/15/2039	513,000	452,189
	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
Xerox Holdings Corp.,
5.00%, 08/15/2025(b)	$476,000	$460,701
5.50%, 08/15/2028(b)(c)	530,000	472,967
		2,655,755
Thrifts & Mortgage Finance–0.26%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	1,356,000	1,367,255
Home Point Capital, Inc., 5.00%, 02/01/2026(b)	466,000	321,458
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	431,000	437,551
PennyMac Financial Services, Inc.,
5.38%, 10/15/2025(b)	362,000	339,388
5.75%, 09/15/2031(b)	280,000	233,004
Radian Group, Inc.,
6.63%, 03/15/2025	334,000	340,917
4.88%, 03/15/2027	520,000	509,792
		3,549,365
Tires & Rubber–0.07%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	341,000	302,637
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(c)	567,000	598,150
		900,787
Tobacco–0.04%
Altria Group, Inc., 4.40%, 02/14/2026	134,000	135,587
BAT Capital Corp. (United Kingdom), 3.22%, 09/06/2026	134,000	127,022
Vector Group Ltd., 5.75%, 02/01/2029(b)	317,000	288,573
		551,182
Trading Companies & Distributors–0.04%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/2025(b)(c)	540,000	538,253
Trucking–0.04%
Hertz Corp. (The), 5.00%, 12/01/2029(b)	253,000	216,882
Ryder System, Inc., 3.65%, 03/18/2024	150,000	149,730
XPO Logistics, Inc., 6.25%, 05/01/2025(b)	154,000	156,504
		523,116
Wireless Telecommunication Services–0.23%
Sprint Corp.,
7.63%, 02/15/2025	935,000	999,211
7.63%, 03/01/2026	940,000	1,026,324
T-Mobile USA, Inc., 2.25%, 02/15/2026	1,134,000	1,058,685
		3,084,220
Total U.S. Dollar Denominated Bonds & Notes (Cost $483,484,854)		423,960,672
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount	Value
Equity Linked Notes–27.62%
Diversified Banks–19.52%
Bank of Montreal (Canada), 16.43%, 08/08/2022(b)	$11,460,000	$12,538,422
BNP Paribas Issuance B.V. (France),
20.58%, 08/01/2022(b)	15,090,000	15,812,034
22.95%, 08/18/2022(b)	16,527,000	17,502,697
16.16%, 08/22/2022(b)	10,991,000	11,407,806
16.12%, 09/06/2022(b)	15,815,000	15,815,000
Canadian Imperial Bank of Commerce (Canada),
22.60%, 08/16/2022(b)	13,870,000	14,089,321
17.50%, 08/25/2022(b)	8,220,000	8,490,188
14.75%, 09/01/2022(b)	8,752,000	8,909,247
Series YCD1, 14.75%, 08/24/2022(b)	12,218,000	12,620,124
Series 1, 17.50%, 09/01/2022(b)	13,340,000	13,757,095
Citigroup Global Markets Holdings, Inc.,
16.80%, 08/12/2022(b)	10,580,000	10,639,722
18.96%, 08/26/2022(b)	16,586,000	16,919,483
15.37%, 08/29/2022(b)	11,038,000	10,888,168
19.96%, 08/30/2022(b)	11,186,000	11,519,779
JP Morgan Structured Products B.V.,
20.85%, 08/11/2022(b)	17,010,000	18,048,940
19.55%, 08/15/2022(b)	16,597,000	17,427,657
Royal Bank of Canada (Canada),
Conv., 21.81%, 08/05/2022(b)	17,017,000	18,088,488
19.34%, 08/31/2022(b)	13,758,000	13,895,487
Societe Generale S.A. (France), 16.90%, 08/23/2022(b)	14,711,000	14,975,765
		263,345,423
Diversified Capital Markets–3.45%
Credit Suisse AG (Switzerland),
19.00%, 08/09/2022(b)	11,545,000	12,159,604
18.70%, 08/19/2022(b)	11,130,000	12,062,532
Series B, 17.60%, 08/17/2022(b)	12,207,000	12,737,742
Series E0TQ, 12.20%, 08/25/2022(b)	9,230,000	9,609,704
		46,569,582
Investment Banking & Brokerage–4.65%
Goldman Sachs International,
Series EMV6, 16.06%, 08/10/2022(b)	15,389,000	15,719,277
18.63%, 09/02/2022(b)	11,223,000	11,198,180
GS Finance Corp.,
16.58%, 08/01/2022	8,418,000	8,752,992
14.76%, 08/03/2022(b)	15,172,000	15,430,893
17.44%, 08/04/2022	11,417,000	11,686,900
		62,788,242
Total Equity Linked Notes (Cost $360,497,000)		372,703,247
U.S. Treasury Securities–20.42%
U.S. Treasury Bills–0.07%
0.80% - 1.09%, 09/15/2022(i)	391,000	390,595
1.46% - 2.13%, 11/17/2022(i)(j)	549,000	544,881
		935,476
	Principal Amount	Value
U.S. Treasury Bonds–17.76%
1.88%, 11/15/2051	$311,300,000	$239,652,359
U.S. Treasury Notes–2.59%
0.13%, 01/31/2023	6,950,000	6,855,420
0.75%, 12/31/2023	6,000,000	5,818,125
1.13%, 01/15/2025	15,250,000	14,626,597
1.25%, 12/31/2026	8,100,000	7,605,615
		34,905,757
Total U.S. Treasury Securities (Cost $322,512,563)		275,493,592
	Shares
Preferred Stocks–6.65%
Alternative Carriers–0.09%
Qwest Corp., 6.50%, Pfd.	28,300	695,614
Qwest Corp., 6.75%, Pfd.	19,108	471,968
		1,167,582
Apparel, Accessories & Luxury Goods–0.01%
Fossil Group, Inc., 7.00%, Pfd.	4,343	89,466
Asset Management & Custody Banks–0.19%
Affiliated Managers Group, Inc., 5.88%, Pfd.	8,708	220,312
Affiliated Managers Group, Inc., 4.75%, Pfd.	7,958	166,800
Affiliated Managers Group, Inc., 4.20%, Pfd.	5,764	108,940
Apollo Asset Management, Inc., 6.38%, Series A, Pfd.	7,962	202,792
Apollo Asset Management, Inc., 6.38%, Series B, Pfd.	8,685	227,113
Northern Trust Corp., 4.70%, Series E, Pfd.	11,580	277,109
Oaktree Capital Group LLC, 6.63%, Series A, Pfd.	5,466	143,100
Oaktree Capital Group LLC, 6.55%, Series B, Pfd.	7,608	195,449
Prospect Capital Corp., 5.35%, Series A, Pfd.	5,094	92,150
State Street Corp., 5.35%, Series G, Pfd.(e)	14,475	384,022
State Street Corp., 5.90%, Series D, Pfd.(c)(e)	21,713	559,110
		2,576,897
Automobile Manufacturers–0.09%
Ford Motor Co., 6.20%, Pfd.	21,713	578,000
Ford Motor Co., 6.00%, Pfd.	23,161	598,017
		1,176,017
Consumer Finance–0.23%
Capital One Financial Corp., 5.00%, Series I, Pfd.	43,426	968,834
Capital One Financial Corp., 4.80%, Series J, Pfd.	36,189	753,455
Capital One Financial Corp., 4.63%, Series K, Pfd.	4,245	89,315
Capital One Financial Corp., 4.38%, Series L, Pfd.	19,542	372,470
Capital One Financial Corp., 4.25%, Series N, Pfd.	12,304	233,776
Navient Corp., 6.00%, Pfd.	8,685	185,598
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Consumer Finance–(continued)
Synchrony Financial, 5.63%, Series A, Pfd.	21,713	$448,591
		3,052,039
Department Stores–0.01%
Dillard’s Capital Trust I, 7.50%, Pfd.	5,790	156,330
Diversified Banks–1.62%
Bank of America Corp., 6.00%, Series GG, Pfd.(c)	44,446	1,123,150
Bank of America Corp., 5.88%, Series HH, Pfd.	30,033	761,036
Bank of America Corp., 5.38%, Series KK, Pfd.	47,831	1,174,251
Bank of America Corp., 5.00%, Series LL, Pfd.	46,145	1,064,104
Bank of America Corp., 4.38%, Series NN, Pfd.	40,450	831,652
Bank of America Corp., 4.13%, Series PP, Pfd.	38,163	761,734
Bank of America Corp., 4.25%, Series QQ, Pfd.	47,302	931,376
Citigroup, Inc., 7.13%, Series J, Pfd.(e)	27,263	723,287
Citigroup, Inc., 6.88%, Series K, Pfd.(e)	43,272	1,161,853
JPMorgan Chase & Co., 5.75%, Series DD, Pfd.	49,043	1,254,520
JPMorgan Chase & Co., 6.00%, Series EE, Pfd.	53,551	1,421,779
JPMorgan Chase & Co., 4.75%, Series GG, Pfd.	25,910	595,930
JPMorgan Chase & Co., 4.55%, Series JJ, Pfd.	43,615	922,457
JPMorgan Chase & Co., 4.63%, Series LL, Pfd.	52,684	1,132,179
JPMorgan Chase & Co., 4.20%, Series MM, Pfd.(c)	57,989	1,167,899
U.S. Bancorp, 5.50%, Series K, Pfd.	16,647	412,513
U.S. Bancorp, 3.75%, Series L, Pfd.	14,475	272,420
U.S. Bancorp, 4.00%, Series M, Pfd.	21,713	436,431
U.S. Bancorp, 4.50%, Series O, Pfd.	13,028	275,542
Wells Fargo & Co., 5.63%, Series Y, Pfd.	19,558	488,559
Wells Fargo & Co., 5.85%, Series Q, Pfd.(c)(e)	49,381	1,208,353
Wells Fargo & Co., 6.63%, Series R, Pfd.(e)	24,324	630,478
Wells Fargo & Co., 4.75%, Series Z, Pfd.	57,862	1,210,473
Wells Fargo & Co., 4.70%, Series AA, Pfd.	33,886	699,746
Wells Fargo & Co., 4.38%, Series CC, Pfd.	30,406	585,924
Wells Fargo & Co., 4.25%, Series DD, Pfd.	36,237	677,632
		21,925,278
Diversified Chemicals–0.01%
EI du Pont de Nemours and Co., 4.50%, Series B, Pfd.	1,211	136,807
Diversified REITs–0.06%
Global Net Lease, Inc., 7.25%, Series A, Pfd.	4,953	127,639
Shares		Value
Diversified REITs–(continued)
Global Net Lease, Inc., 6.88%, Series B, Pfd.	3,299	$80,661
iStar, Inc., 8.00%, Series D, Pfd.	2,895	73,909
iStar, Inc., 7.50%, Series I, Pfd.	3,619	89,317
PS Business Parks, Inc., 5.25%, Series X, Pfd.	11,612	228,524
PS Business Parks, Inc., 5.20%, Series Y, Pfd.	10,196	200,759
PS Business Parks, Inc., 4.88%, Series Z, Pfd.	394	7,478
		808,287
Electric Utilities–0.43%
Alabama Power Co., 5.00%, Series A, Pfd.	6,899	173,096
BIP Bermuda Holdings I Ltd., 5.13%, Pfd.	8,241	173,555
Brookfield Infrastructure Finance ULC, 5.00%, Pfd.	7,083	147,610
Duke Energy Corp., 5.63%, Pfd.	14,475	376,350
Duke Energy Corp., 5.75%, Series A, Pfd.	28,951	767,202
Entergy Arkansas LLC, 4.88%, Pfd.	11,870	298,531
Entergy Louisiana LLC, 4.88%, Pfd.	7,817	195,034
Entergy Mississippi LLC, 4.90%, Pfd.	7,527	188,401
Entergy New Orleans LLC, 5.50%, Pfd.	3,622	92,107
Georgia Power Co., 5.00%, Series 2017-A, Pfd.	7,524	191,260
National Rural Utilities Cooperative Finance Corp., 5.50%, Pfd.	7,238	185,293
NextEra Energy Capital Holdings, Inc., 5.65%, Series N, Pfd.	19,904	509,542
Pacific Gas and Electric Co., 6.00%, Series A, Pfd.	3,576	80,853
SCE Trust II, 5.10%, Pfd.	5,622	114,745
SCE Trust III, 5.75%, Series H, Pfd.(e)	7,962	175,562
SCE Trust IV, 5.38%, Series J, Pfd.(e)	9,409	191,473
SCE Trust V, 5.45%, Series K, Pfd.(e)	8,685	203,403
SCE Trust VI, 5.00%, Pfd.	14,240	284,088
Southern Co. (The), 5.25%, Pfd.	13,003	331,316
Southern Co. (The), 4.95%, Series 2020, Pfd.	29,286	684,707
Southern Co. (The), 4.20%, Series C, Pfd.	22,171	445,637
		5,809,765
Gas Utilities–0.02%
South Jersey Industries, Inc., 5.63%, Pfd.	6,792	132,716
Spire, Inc., 5.90%, Series A, Pfd.	7,238	183,628
		316,344
Health Care REITs–0.02%
Diversified Healthcare Trust, 5.63%, Pfd.	17,347	293,338
Integrated Telecommunication Services–0.25%
AT&T, Inc., 5.35%, Pfd.	38,288	955,286
AT&T, Inc., 5.63%, Pfd.	23,885	607,873
AT&T, Inc., 5.00%, Series A, Pfd.(c)	34,741	784,104
AT&T, Inc., 4.75%, Series C, Pfd.	50,664	1,053,811
		3,401,074
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Internet & Direct Marketing Retail–0.07%
Qurate Retail, Inc., 8.00%, Pfd.	9,169	$485,040
QVC, Inc., 6.38%, Pfd.	7,583	155,679
QVC, Inc., 6.25%, Pfd.	14,483	288,936
		929,655
Investment Banking & Brokerage–0.47%
Brookfield Finance I (UK) PLC, 4.50%, Pfd.	6,401	121,747
Brookfield Finance, Inc., 4.63%, Series 50, Pfd.	11,532	222,452
Charles Schwab Corp. (The), 5.95%, Series D, Pfd.	21,713	558,458
Charles Schwab Corp. (The), 4.45%, Series J, Pfd.	17,371	388,416
Goldman Sachs Group, Inc. (The), 6.38%, Series K, Pfd.(e)	20,266	537,860
Morgan Stanley, 5.85%, Series K, Pfd.(c)(e)	28,951	743,462
Morgan Stanley, 7.13%, Series E, Pfd.(e)	24,970	655,463
Morgan Stanley, 6.88%, Series F, Pfd.(e)	24,608	647,436
Morgan Stanley, 6.38%, Series I, Pfd.(e)	28,951	766,622
Morgan Stanley, 4.88%, Series L, Pfd.(c)	14,475	334,662
Morgan Stanley, 4.25%, Series O, Pfd.	37,636	733,149
Stifel Financial Corp., 5.20%, Pfd.	6,530	163,511
Stifel Financial Corp., 6.25%, Series B, Pfd.	4,569	119,662
Stifel Financial Corp., 6.13%, Series C, Pfd.	6,547	167,931
Stifel Financial Corp., 4.50%, Series D, Pfd.	8,707	170,657
		6,331,488
Leisure Products–0.03%
Brunswick Corp., 6.50%, Pfd.	4,482	116,353
Brunswick Corp., 6.63%, Pfd.	4,245	116,398
Brunswick Corp., 6.38%, Pfd.	6,812	173,501
		406,252
Life & Health Insurance–0.51%
AEGON Funding Co. LLC, 5.10%, Pfd.	26,780	628,259
American Equity Investment Life Holding Co., 5.95%, Series A, Pfd.(e)	11,580	281,857
American Equity Investment Life Holding Co., 6.63%, Series B, Pfd.(e)	8,685	223,118
Athene Holding Ltd., 6.35%, Series A, Pfd.(e)	24,970	669,696
Athene Holding Ltd., 5.63%, Series B, Pfd.	9,988	243,208
Athene Holding Ltd., 6.38%, Series C, Pfd.(e)	17,371	457,552
Athene Holding Ltd., 4.88%, Series D, Pfd.	16,647	340,764
Brighthouse Financial, Inc., 6.25%, Pfd.	10,857	280,979
Brighthouse Financial, Inc., 6.60%, Series A, Pfd.	12,304	320,396
Brighthouse Financial, Inc., 6.75%, Series B, Pfd.(c)	11,653	304,260
Shares		Value
Life & Health Insurance–(continued)
Brighthouse Financial, Inc., 5.38%, Series C, Pfd.	16,647	$346,757
Brighthouse Financial, Inc., 4.63%, Series D, Pfd.	10,133	192,020
CNO Financial Group, Inc., 5.13%, Pfd.	4,343	88,597
Globe Life, Inc., 4.25%, Pfd.	9,409	192,226
MetLife, Inc., 5.63%, Series E, Pfd.	23,306	606,422
MetLife, Inc., 4.75%, Series F, Pfd.(c)	28,951	691,639
Prudential Financial, Inc., 5.63%, Pfd.	16,357	421,847
Prudential Financial, Inc., 4.13%, Pfd.(c)	14,475	318,667
Unum Group, 6.25%, Pfd.	8,685	226,331
		6,834,595
Multi-line Insurance–0.06%
American International Group, Inc., 5.85%, Series A, Pfd.	14,475	379,390
Assurant, Inc., 5.25%, Pfd.	7,238	168,935
Hartford Financial Services Group, Inc. (The), 6.00%, Series G, Pfd.	9,988	261,885
		810,210
Multi-Utilities–0.23%
Algonquin Power & Utilities Corp., 6.88%, Pfd.(e)	8,323	215,150
Algonquin Power & Utilities Corp., 6.20%, Series 19-A, Pfd.(e)	10,133	258,493
Brookfield Infrastructure Partners L.P., 5.13%, Series 13, Pfd.	6,327	123,060
Brookfield Infrastructure Partners L.P., 5.00%, Series 14, Pfd.	5,766	110,822
CMS Energy Corp., 5.63%, Pfd.	5,839	149,070
CMS Energy Corp., 5.88%, Pfd.(k)	6,135	154,847
CMS Energy Corp., 5.88%, Pfd.(k)	18,944	481,178
CMS Energy Corp., 4.20%, Series C, Pfd.	7,547	149,053
DTE Energy Co., 4.38%, Series G, Pfd.	5,882	124,463
DTE Energy Co., 4.38%, Pfd.	8,574	173,881
Integrys Holding, Inc., 6.00%, Pfd.(e)	10,480	243,136
NiSource, Inc., 6.50%, Series B, Pfd.(e)	14,475	386,193
Sempra Energy, 5.75%, Pfd.(c)	21,930	553,294
		3,122,640
Office REITs–0.10%
Hudson Pacific Properties, Inc., 4.75%, Series C, Pfd.	12,304	255,062
Office Properties Income Trust, 6.38%, Pfd.	5,502	135,569
SL Green Realty Corp., 6.50%, Series I, Pfd.	6,659	171,403
Vornado Realty Trust, 5.40%, Series L, Pfd.	7,778	185,817
Vornado Realty Trust, 5.25%, Series M, Pfd.	10,279	233,950
Vornado Realty Trust, 5.25%, Series N, Pfd.	8,685	198,973
Vornado Realty Trust, 4.45%, Series O, Pfd.	8,685	166,665
		1,347,439
Office Services & Supplies–0.02%
Pitney Bowes, Inc., 6.70%, Pfd.	12,304	270,688
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Oil & Gas Storage & Transportation–0.07%
DCP Midstream L.P., 7.88%, Series B, Pfd.(e)	2,003	$48,272
DCP Midstream L.P., 7.95%, Series C, Pfd.(e)	1,367	34,175
Energy Transfer L.P., 7.63%, Series D, Pfd.(e)	12,883	305,585
Energy Transfer L.P., 7.60%, Series E, Pfd.(e)	23,161	548,916
		936,948
Other Diversified Financial Services–0.14%
Brookfield BRP Holdings Canada, Inc., 4.63%, Pfd.	10,024	184,843
Brookfield BRP Holdings Canada, Inc., 4.88%, Pfd.	7,432	143,438
Carlyle Finance LLC, 4.63%, Pfd.	14,475	286,894
Equitable Holdings, Inc., 5.25%, Series A, Pfd.	23,161	550,769
Equitable Holdings, Inc., 4.30%, Series C, Pfd.	8,685	173,960
KKR Group Finance Co. IX LLC, 4.63%, Pfd.	14,475	302,672
Voya Financial, Inc., 5.35%, Series B, Pfd.(e)	8,685	214,259
		1,856,835
Property & Casualty Insurance–0.34%
Allstate Corp. (The), 5.63%, Series G, Pfd.	16,647	429,160
Allstate Corp. (The), 5.10%, Series H, Pfd.	33,294	815,370
Allstate Corp. (The), 4.75%, Series I, Pfd.	8,685	206,703
American Financial Group, Inc., 5.88%, Pfd.	4,064	104,689
American Financial Group, Inc., 5.13%, Pfd.	5,691	141,421
American Financial Group, Inc., 5.63%, Pfd.	4,325	105,703
American Financial Group, Inc., 4.50%, Pfd.	5,787	121,932
Arch Capital Group Ltd., 5.45%, Series F, Pfd.	9,554	232,544
Arch Capital Group Ltd., 4.55%, Series G, Pfd.	14,475	293,843
Argo Group International Holdings Ltd., 7.00%, Pfd.(e)	4,348	106,091
Argo Group U.S., Inc., 6.50%, Pfd.	4,157	95,611
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	7,238	171,468
Aspen Insurance Holdings Ltd., 5.95%, Pfd.(e)	7,962	192,680
Aspen Insurance Holdings Ltd., 5.63%, Pfd.	7,238	168,211
AXIS Capital Holdings Ltd., 5.50%, Series E, Pfd.	15,923	372,598
Kemper Corp., 5.88%, Pfd.(e)	5,094	123,275
PartnerRe Ltd., 4.88%, Series J, Pfd.	5,790	129,754
Selective Insurance Group, Inc., 4.60%, Series B, Pfd.	6,792	137,946
W.R. Berkley Corp., 5.70%, Pfd.	5,015	124,773
W.R. Berkley Corp., 5.10%, Pfd.	8,790	205,334
W.R. Berkley Corp., 4.25%, Pfd.	7,625	153,568
Shares		Value
Property & Casualty Insurance–(continued)
W.R. Berkley Corp., 4.13%, Pfd.	8,625	$175,001
		4,607,675
Real Estate Operating Companies–0.06%
Brookfield Property Partners L.P., 6.50%, Series A-1, Pfd.	5,622	126,326
Brookfield Property Partners L.P., 6.38%, Series A-2, Pfd.	6,998	149,268
Brookfield Property Partners L.P., 5.75%, Series A, Pfd.	8,314	165,199
Brookfield Property Preferred L.P., 6.25%, Pfd.	19,292	399,730
		840,523
Regional Banks–0.82%
Associated Banc-Corp., 5.88%, Series E, Pfd.	2,895	72,375
Associated Banc-Corp., 5.63%, Series F, Pfd.	2,895	72,780
Bank of Hawaii Corp., 4.38%, Series A, Pfd.	5,211	103,178
Bank OZK, 4.63%, Series A, Pfd.	10,133	202,559
Cadence Bank, 5.50%, Series A, Pfd.	4,994	122,353
Citizens Financial Group, Inc., 6.35%, Series D, Pfd.(e)	7,277	187,747
Citizens Financial Group, Inc., 5.00%, Series E, Pfd.	14,637	326,112
Cullen/Frost Bankers, Inc., 4.45%, Series B, Pfd.	4,451	95,786
F.N.B. Corp., 7.25%, Pfd.(e)	3,210	83,685
Fifth Third Bancorp, 6.63%, Series I, Pfd.(e)	13,540	357,727
Fifth Third Bancorp, 6.00%, Series A, Pfd.	4,290	109,524
Fifth Third Bancorp, 4.95%, Series K, Pfd.	7,811	193,713
First Citizens BancShares, Inc., 5.38%, Series A, Pfd.	9,988	228,825
First Citizens BancShares, Inc., 5.63%, Series C, Pfd.	5,790	139,886
First Horizon Corp., 6.50%, Pfd.	4,343	112,918
First Horizon Corp., 6.10%, Series D, Pfd.(e)	2,983	75,500
First Horizon Corp., 4.70%, Series F, Pfd.	4,343	94,243
First Republic Bank, 5.13%, Series H, Pfd.	6,130	143,687
First Republic Bank, 5.50%, Series I, Pfd.	8,685	220,165
First Republic Bank, 4.70%, Series J, Pfd.	11,436	243,816
First Republic Bank, 4.13%, Series K, Pfd.	14,475	276,617
First Republic Bank, 4.25%, Series L, Pfd.	21,641	419,835
First Republic Bank, 4.00%, Series M, Pfd.	21,713	398,651
First Republic Bank, 4.50%, Series N, Pfd.	21,424	435,550
Fulton Financial Corp., 5.13%, Series A, Pfd.	5,790	132,301
Hancock Whitney Corp., 6.25%, Pfd.	4,994	129,869
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Shares		Value
Regional Banks–(continued)
Huntington Bancshares, Inc., 4.50%, Series H, Pfd.	14,796	$299,175
Huntington Bancshares, Inc., 5.70%, Series C, Pfd.	4,820	118,861
KeyCorp, 6.13%, Series E, Pfd.(e)	14,475	385,903
KeyCorp, 5.65%, Series F, Pfd.	12,304	306,370
KeyCorp, 5.63%, Series G, Pfd.	13,028	325,700
M&T Bank Corp., 5.63%, Series H, Pfd.(e)	7,238	189,636
Old National Bancorp, 7.00%, Series C, Pfd.	3,544	96,822
Old National Bancorp, 7.00%, Series A, Pfd.	3,141	85,592
Popular Capital Trust II, 6.13%, Pfd.	4,415	119,205
Regions Financial Corp., 6.38%, Series B, Pfd.(e)	14,475	385,324
Regions Financial Corp., 5.70%, Series C, Pfd.(e)	14,475	363,901
Regions Financial Corp., 4.45%, Series E, Pfd.	11,580	233,105
Signature Bank, 5.00%, Series A, Pfd.	21,134	424,582
Silvergate Capital Corp., 5.38%, Series A, Pfd.	6,792	132,444
SVB Financial Group, 5.25%, Series A, Pfd.	11,103	248,041
Synovus Financial Corp., 5.88%, Series E, Pfd.(e)	10,133	259,101
Texas Capital Bancshares, Inc., 5.75%, Series B, Pfd.	8,685	206,964
Truist Financial Corp., 5.25%, Series O, Pfd.(c)	16,647	405,022
Truist Financial Corp., 4.75%, Series R, Pfd.	26,780	582,733
Valley National Bancorp, 6.25%, Series A, Pfd.(e)	3,906	101,751
Washington Federal, Inc., 4.88%, Series A, Pfd.	8,685	186,554
Webster Financial Corp., 5.25%, Series F, Pfd.	5,094	120,015
Western Alliance Bancorporation, 4.25%, Series A, Pfd.(e)	8,685	208,961
Wintrust Financial Corp., 6.50%, Series D, Pfd.(e)	4,232	111,259
Wintrust Financial Corp., 6.88%, Series E, Pfd.(e)	8,323	220,559
		11,096,982
Reinsurance–0.09%
Enstar Group Ltd., 7.00%, Series D, Pfd.(e)	11,580	281,162
Enstar Group Ltd., 7.00%, Series E, Pfd.	3,321	82,361
Reinsurance Group of America, Inc., 5.75%, Pfd.(e)	11,580	303,975
RenaissanceRe Holdings Ltd., 5.75%, Series F, Pfd.	7,238	178,779
RenaissanceRe Holdings Ltd., 4.20%, Series G, Pfd.	14,475	276,328
SiriusPoint Ltd., 8.00%, Series B, Pfd.(e)	5,790	141,739
		1,264,344
Shares		Value
Renewable Electricity–0.01%
Brookfield Renewable Partners L.P., 5.25%, Series 17, Pfd.	5,327	$111,707
Residential REITs–0.01%
American Homes 4 Rent, 5.88%, Series G, Pfd.	3,344	84,904
American Homes 4 Rent, 6.25%, Series H, Pfd.	2,972	76,707
		161,611
Retail REITs–0.07%
Agree Realty Corp., 4.25%, Series A, Pfd.	5,066	99,750
Federal Realty OP L.P., 5.00%, Series C, Pfd.	7,237	184,254
Kimco Realty Corp., 5.13%, Series L, Pfd.	6,514	160,896
Kimco Realty Corp., 5.25%, Series M, Pfd.	7,658	192,905
SITE Centers Corp., 6.38%, Series A, Pfd.	5,066	130,652
Spirit Realty Capital, Inc., 6.00%, Series A, Pfd.	5,858	151,605
		920,062
Specialized REITs–0.27%
Digital Realty Trust, Inc., 5.25%, Series J, Pfd.	5,902	149,203
Digital Realty Trust, Inc., 5.85%, Series K, Pfd.	6,003	156,198
Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	9,956	249,896
EPR Properties, 5.75%, Series G, Pfd.	7,112	170,972
Public Storage, 5.15%, Series F, Pfd.	3,312	85,151
Public Storage, 5.05%, Series G, Pfd.	7,305	185,693
Public Storage, 5.60%, Series H, Pfd.	9,809	260,625
Public Storage, 4.88%, Series I, Pfd.	10,885	274,628
Public Storage, 4.75%, Series K, Pfd.	2,703	67,170
Public Storage, 4.63%, Series L, Pfd.	16,357	396,494
Public Storage, 4.13%, Series M, Pfd.	8,250	177,540
Public Storage, 3.88%, Series N, Pfd.	10,242	202,382
Public Storage, 3.90%, Series O, Pfd.	6,315	123,963
Public Storage, 4.00%, Series P, Pfd.	17,479	349,056
Public Storage, 3.95%, Series Q, Pfd.	4,162	83,365
Public Storage, 4.00%, Series R, Pfd.	11,949	237,427
Public Storage, 4.10%, Series S, Pfd.	20,000	405,400
		3,575,163
Thrifts & Mortgage Finance–0.03%
New York Community Bancorp, Inc., 6.38%, Series A, Pfd.(c)(e)	14,910	390,344
Trading Companies & Distributors–0.10%
Air Lease Corp., 6.15%, Series A, Pfd.(e)	7,238	176,680
Fortress Transportation and Infrastructure Investors LLC, 8.00%, Series B, Pfd.(e)	3,586	82,012
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series A, Pfd.(e)	3,020	70,608
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Shares		Value
Trading Companies & Distributors–(continued)
Fortress Transportation and Infrastructure Investors LLC, 8.25%, Series C, Pfd.(e)		3,036	$72,591
Triton International Ltd., 8.00%, Pfd.		4,839	126,588
Triton International Ltd., 7.38%, Pfd.		5,929	156,229
Triton International Ltd., 6.88%, Pfd.		3,556	89,256
Triton International Ltd., 5.75%, Series E, Pfd.		4,552	97,913
WESCO International, Inc., 10.63%, Series A, Pfd.(e)		15,642	440,322
			1,312,199
Wireless Telecommunication Services–0.12%
Telephone and Data Systems, Inc., 6.63%, Series UU, Pfd.		12,159	291,330
Telephone and Data Systems, Inc., 6.00%, Series VV, Pfd.		19,976	432,480
United States Cellular Corp., 6.25%, Pfd.		14,475	336,833
United States Cellular Corp., 5.50%, Pfd.		14,475	302,527
United States Cellular Corp., 5.50%, Pfd.		14,475	302,962
			1,666,132
Total Preferred Stocks (Cost $96,958,888)			89,702,716
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.65%(l)
Aerospace & Defense–0.01%
Thales S.A. (France), 0.75%, 01/23/2025(b)	EUR	100,000	100,445
Agricultural Products–0.01%
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	125,000	125,477
Apparel, Accessories & Luxury Goods–0.01%
EssilorLuxottica S.A. (France), 2.38%, 04/09/2024(b)	EUR	100,000	104,618
PVH Corp., 3.13%, 12/15/2027(b)	EUR	100,000	101,002
			205,620
Auto Parts & Equipment–0.01%
Magna International, Inc. (Canada), 1.50%, 09/25/2027	EUR	100,000	98,152
Automobile Manufacturers–0.04%
BMW Finance N.V. (Germany), 1.00%, 01/21/2025(b)	EUR	150,000	153,073
Mercedes-Benz International Finance B.V. (Germany), 2.00%, 08/22/2026(b)	EUR	45,000	47,151
Nissan Motor Co. Ltd. (Japan), 2.65%, 03/17/2026(b)	EUR	100,000	98,893
Volkswagen Financial Services AG (Germany),
0.13%, 02/12/2027(b)	EUR	30,000	27,571
2.25%, 10/01/2027(b)	EUR	49,000	49,561
	Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Leasing GmbH (Germany),
1.50%, 06/19/2026(b)	EUR	100,000	$100,111
0.38%, 07/20/2026(b)	EUR	85,000	80,719
			557,079
Brewers–0.01%
Anheuser-Busch InBev S.A./N.V. (Belgium), 2.88%, 09/25/2024(b)	EUR	175,000	185,462
Broadcasting–0.02%
ITV PLC (United Kingdom), 1.38%, 09/26/2026(b)	EUR	125,000	118,803
TDF Infrastructure S.A.S.U. (France), 2.50%, 04/07/2026(b)	EUR	100,000	98,287
			217,090
Cable & Satellite–0.01%
SES S.A. (Luxembourg), 1.63%, 03/22/2026(b)	EUR	120,000	121,128
Casinos & Gaming–0.02%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(d)	EUR	213,303	223,622
Construction & Engineering–0.01%
Autoroutes du Sud de la France S.A. (France), 2.95%, 01/17/2024(b)	EUR	100,000	104,275
Construction Materials–0.00%
HeidelbergCement Finance (Luxembourg) S.A. (Germany), 1.63%, 04/07/2026(b)	EUR	40,000	39,708
Consumer Finance–0.01%
Santander Consumer Finance S.A. (Spain), 1.00%, 02/27/2024(b)	EUR	200,000	202,894
Data Processing & Outsourced Services–0.01%
Euronet Worldwide, Inc., 1.38%, 05/22/2026	EUR	100,000	92,083
Diversified Banks–0.19%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 0.38%, 10/02/2024(b)	EUR	200,000	199,472
Banco Santander S.A. (Spain),
3.13%, 01/19/2027(b)	EUR	100,000	104,085
0.50%, 02/04/2027(b)	EUR	100,000	93,954
Bankinter S.A. (Spain), 0.88%, 07/08/2026(b)	EUR	100,000	95,058
Banque Federative du Credit Mutuel S.A. (France),
1.25%, 01/14/2025(b)	EUR	100,000	101,792
2.13%, 09/12/2026(b)	EUR	100,000	101,129
Belfius Bank S.A. (Belgium), 0.01%, 10/15/2025(b)	EUR	200,000	195,084
BNP Paribas S.A. (France),
2.88%, 10/01/2026(b)	EUR	100,000	103,822
0.25%, 04/13/2027(b)(e)	EUR	100,000	94,673
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Diversified Banks–(continued)
BPCE S.A. (France),
0.88%, 01/31/2024(b)	EUR	100,000	$101,959
0.63%, 09/26/2024(b)	EUR	100,000	100,351
Cooperatieve Rabobank U.A. (Netherlands), 0.63%, 02/27/2024(b)	EUR	100,000	101,683
Credit Agricole S.A. (France),
1.00%, 09/16/2024(b)	EUR	100,000	102,573
1.38%, 03/13/2025(b)	EUR	100,000	101,796
de Volksbank N.V. (Netherlands), 0.01%, 09/16/2024(b)	EUR	100,000	99,633
ING Groep N.V. (Netherlands), 1.13%, 02/14/2025(b)	EUR	100,000	101,403
KBC Group N.V. (Belgium), 1.13%, 01/25/2024(b)	EUR	100,000	101,812
Mediobanca Banca di Credito Finanziario S.p.A. (Italy), 0.88%, 01/15/2026(b)	EUR	100,000	95,672
Nordea Bank Abp (Finland), 1.13%, 02/12/2025(b)	EUR	100,000	101,839
OP Corporate Bank PLC (Finland), 0.38%, 02/26/2024(b)	EUR	100,000	101,142
Skandinaviska Enskilda Banken AB (Sweden), 0.75%, 08/09/2027(b)	EUR	200,000	190,803
Standard Chartered PLC (United Kingdom), 0.90%, 07/02/2027(b)(e)	EUR	100,000	96,128
Swedbank AB (Sweden), 0.30%, 05/20/2027(b)(e)	EUR	100,000	95,094
			2,580,957
Diversified Capital Markets–0.02%
Deutsche Bank AG (Germany),
2.63%, 02/12/2026(b)	EUR	100,000	100,940
0.75%, 02/17/2027(b)(e)	EUR	100,000	92,843
Macquarie Group Ltd. (Australia), 0.63%, 02/03/2027(b)	EUR	100,000	94,660
			288,443
Diversified Chemicals–0.01%
BASF SE (Germany),
2.50%, 01/22/2024(b)	EUR	54,000	55,940
0.25%, 06/05/2027(b)	EUR	100,000	94,608
			150,548
Diversified Support Services–0.01%
APRR S.A. (France), 1.50%, 01/15/2024(b)	EUR	100,000	102,352
Electric Utilities–0.01%
AusNet Services Holdings Pty. Ltd. (Australia), 1.50%, 02/26/2027(b)	EUR	100,000	97,176
EDP Finance B.V. (Portugal), 1.50%, 11/22/2027(b)	EUR	100,000	99,228
			196,404
Food Retail–0.01%
ELO SACA (France), 2.88%, 01/29/2026(b)	EUR	100,000	100,254
	Principal Amount		Value
Gas Utilities–0.01%
2i Rete Gas S.p.A. (Italy), 1.75%, 08/28/2026(b)	EUR	100,000	$99,009
Health Care Equipment–0.01%
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/2026	EUR	100,000	103,112
Health Care Services–0.00%
Fresenius Medical Care AG & Co. KGaA (Germany), 0.63%, 11/30/2026(b)	EUR	30,000	28,445
Household Appliances–0.01%
Whirlpool Finance Luxembourg S.a.r.l., 1.10%, 11/09/2027	EUR	100,000	94,415
Household Products–0.01%
Procter & Gamble Co. (The), 4.88%, 05/11/2027	EUR	75,000	89,668
Integrated Oil & Gas–0.02%
Eni S.p.A. (Italy), 1.00%, 03/14/2025(b)	EUR	130,000	131,533
Shell International Finance B.V. (Netherlands), 0.38%, 02/15/2025(b)	EUR	160,000	160,210
			291,743
Integrated Telecommunication Services–0.01%
Vantage Towers AG (Germany), 0.38%, 03/31/2027(b)	EUR	100,000	93,245
IT Consulting & Other Services–0.01%
DXC Technology Co., 1.75%, 01/15/2026	EUR	100,000	98,814
International Business Machines Corp., 1.25%, 01/29/2027	EUR	100,000	100,662
			199,476
Life & Health Insurance–0.01%
Ethias S.A. (Belgium), 5.00%, 01/14/2026(b)	EUR	100,000	104,433
New York Life Global Funding, 0.25%, 01/23/2027(b)	EUR	100,000	95,641
			200,074
Multi-Sector Holdings–0.01%
Berkshire Hathaway, Inc., 1.13%, 03/16/2027	EUR	100,000	98,887
Office REITs–0.02%
Globalworth Real Estate Investments Ltd. (Poland), 2.95%, 07/29/2026(b)	EUR	100,000	85,641
Inmobiliaria Colonial SOCIMI S.A. (Spain), 1.63%, 11/28/2025(b)	EUR	200,000	198,809
			284,450
Other Diversified Financial Services–0.03%
Clearstream Banking AG (Germany), 0.01%, 12/01/2025(b)	EUR	100,000	98,491
Codere New Holdco S.A. (Spain), 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(b)(d)	EUR	109,374	90,817
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

	Principal Amount		Value
Other Diversified Financial Services–(continued)
LeasePlan Corp. N.V. (Netherlands), 3.50%, 04/09/2025(b)	EUR	200,000	$210,801
			400,109
Pharmaceuticals–0.02%
Bayer AG (Germany), 0.38%, 07/06/2024(b)	EUR	200,000	200,816
Novartis Finance S.A. (Switzerland), 1.63%, 11/09/2026(b)	EUR	100,000	103,560
			304,376
Precious Metals & Minerals–0.01%
Anglo American Capital PLC (South Africa), 1.63%, 03/11/2026(b)	EUR	100,000	100,233
Real Estate Operating Companies–0.00%
Samhallsbyggnadsbolaget i Norden AB (Sweden), 1.13%, 09/04/2026(b)	EUR	100,000	77,540
Renewable Electricity–0.01%
Southern Power Co., 1.85%, 06/20/2026	EUR	100,000	100,829
Restaurants–0.01%
Sodexo S.A. (France), 0.75%, 04/27/2025(b)	EUR	150,000	149,845
Specialized REITs–0.01%
American Tower Corp., 1.95%, 05/22/2026	EUR	100,000	101,830
Thrifts & Mortgage Finance–0.01%
Aareal Bank AG (Germany), 0.50%, 04/07/2027(b)	EUR	200,000	174,898
Tobacco–0.01%
Imperial Brands Finance PLC (United Kingdom), 3.38%, 02/26/2026(b)	EUR	100,000	102,604
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,026,416)			8,786,781
Variable Rate Senior Loan Interests–0.12%(m)(n)
Commodity Chemicals–0.12%
Mativ, Inc., Term Loan B, 6.13% (1 mo. USD LIBOR + 3.75%), 04/20/2028 (Cost $1,660,837)(f)		$1,677,614	1,593,733

Asset-Backed Securities–0.00%
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037		52,123	45,361
	Principal Amount	Value

GMACM Home Equity Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/2037(o)	$1,755	$1,775
Total Asset-Backed Securities (Cost $49,063)		47,136
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%
Collateralized Mortgage Obligations–0.00%
Fannie Mae REMICs,
IO, 4.44% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(p)(q)	140	1
7.64% (9.80% - (1.00 x 1 mo. USD LIBOR)), 03/17/2031(p)(q)	17	1
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,198)		2
	Shares
Common Stocks & Other Equity Interests–0.00%
Other Diversified Financial Services–0.00%
Codere New Topco S.A. (Spain) (Cost $0)(f)	4,076	0
Money Market Funds–16.94%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(r)(s)	77,172,882	77,172,882
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(r)(s)	63,281,027	63,281,027
Invesco Treasury Portfolio, Institutional Class, 1.66%(r)(s)	88,197,580	88,197,580
Total Money Market Funds (Cost $228,634,247)		228,651,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.82% (Cost $1,503,825,066)		1,400,939,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.63%
Invesco Private Government Fund, 1.77%(r)(s)(t)	9,214,443	9,214,443
Invesco Private Prime Fund, 1.89%(r)(s)(t)	26,220,352	26,220,352
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,435,571)		35,434,795
TOTAL INVESTMENTS IN SECURITIES–106.45% (Cost $1,539,260,637)		1,436,374,163
OTHER ASSETS LESS LIABILITIES—(6.45)%		(87,063,280)
NET ASSETS–100.00%		$1,349,310,883
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $635,777,196, which represented 47.08% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(k)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(n)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(o)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(p)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$92,515,254	$235,390,444	$(250,732,816)	$-	$-	$77,172,882	$309,729
Invesco Liquid Assets Portfolio, Institutional Class	74,264,221	168,136,032	(179,094,870)	4,403	(28,759)	63,281,027	191,823
Invesco Treasury Portfolio, Institutional Class	105,731,720	269,017,650	(286,551,790)	-	-	88,197,580	234,117
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,713,748	62,615,411	(70,114,716)	-	-	9,214,443	34,813*
Invesco Private Prime Fund	38,998,746	113,075,508	(125,840,597)	(776)	(12,529)	26,220,352	105,173*
Total	$328,223,689	$848,235,045	$(912,334,789)	$3,627	$(41,288)	$264,086,284	$875,655

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
FTSE 100 Index	170	September-2022	$15,273,341	$495,415	$495,415
Interest Rate Risk
Euro-Bund	684	September-2022	110,203,286	5,180,202	5,180,202
U.S. Treasury 10 Year Notes	283	September-2022	34,282,797	301,158	301,158
U.S. Treasury 10 Year Ultra Notes	117	September-2022	15,356,250	150,875	150,875
U.S. Treasury Long Bonds	149	September-2022	21,456,000	456,687	456,687
U.S. Treasury Ultra Bonds	5	September-2022	791,562	44,062	44,062
Subtotal				6,132,984	6,132,984
Subtotal—Long Futures Contracts				6,628,399	6,628,399
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	187	September-2022	(17,627,555)	(1,697,010)	(1,697,010)
E-Mini S&P 500 Index	92	September-2022	(19,014,100)	(1,614,249)	(1,614,249)
EURO STOXX 50 Index	330	September-2022	(12,485,972)	(843,013)	(843,013)
MSCI Emerging Markets Index	330	September-2022	(16,475,250)	(383,000)	(383,000)
Tokyo Stock Price Index	185	September-2022	(26,879,452)	(1,057,149)	(1,057,149)
Subtotal				(5,594,421)	(5,594,421)
Interest Rate Risk
Euro-Bobl	37	September-2022	(4,835,511)	(119,222)	(119,222)
Euro-Schatz	15	September-2022	(1,688,452)	(13,414)	(13,414)
U.S. Treasury 2 Year Notes	30	September-2022	(6,313,828)	(30,914)	(30,914)
U.S. Treasury 5 Year Notes	49	September-2022	(5,572,602)	(14,070)	(14,070)
Subtotal				(177,620)	(177,620)
Subtotal—Short Futures Contracts				(5,772,041)	(5,772,041)
Total Futures Contracts				$856,358	$856,358

(a)	Futures contracts collateralized by $11,050,953 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/21/2022	Bank of America, N.A.	EUR	231,500	USD	244,900	$7,469
09/21/2022	Canadian Imperial Bank of Commerce	EUR	9,460,000	USD	9,926,554	224,162
Subtotal—Appreciation						231,631
Currency Risk
09/21/2022	Bank of America, N.A.	EUR	160,000	USD	162,681	(1,419)
09/21/2022	Bank of America, N.A.	USD	115,287	EUR	110,000	(2,469)
09/21/2022	J.P. Morgan Chase Bank, N.A.	EUR	133,000	USD	134,625	(1,783)
09/21/2022	Royal Bank of Canada	USD	1,602,383	EUR	1,556,000	(6,514)
Subtotal—Depreciation						(12,185)
Total Forward Foreign Currency Contracts						$219,446

See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 38, Version 1	Sell	5.00%	Quarterly	06/20/2027	4.691%	4,554,000	$(76,238)	$(76,239)	$(1)

(a)	Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Multi-Asset Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$291,290	$423,669,382	$0	$423,960,672
Equity Linked Notes	—	372,703,247	—	372,703,247
U.S. Treasury Securities	—	275,493,592	—	275,493,592
Preferred Stocks	89,702,716	—	—	89,702,716
Non-U.S. Dollar Denominated Bonds & Notes	—	8,786,781	—	8,786,781
Variable Rate Senior Loan Interests	—	—	1,593,733	1,593,733
Asset-Backed Securities	—	47,136	—	47,136
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	2	—	2
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	228,651,489	35,434,795	—	264,086,284
Total Investments in Securities	318,645,495	1,116,134,935	1,593,733	1,436,374,163
Other Investments - Assets*
Futures Contracts	6,628,399	—	—	6,628,399
Forward Foreign Currency Contracts	—	231,631	—	231,631
	6,628,399	231,631	—	6,860,030
Other Investments - Liabilities*
Futures Contracts	(5,772,041)	—	—	(5,772,041)
Forward Foreign Currency Contracts	—	(12,185)	—	(12,185)
Swap Agreements	—	(1)	—	(1)
	(5,772,041)	(12,186)	—	(5,784,227)
Total Other Investments	856,358	219,445	—	1,075,803
Total Investments	$319,501,853	$1,116,354,380	$1,593,733	$1,437,449,966

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Multi-Asset Income Fund